Income tax and deferred tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Deferred Tax
Deferred tax	$ (15,017)	$ (12,356)	$ 8,150
Change in the income tax rate	0	(14,557)	2,501
Current tax	0	(3,978)	0
Difference between provision and tax return	183	436	(179)
Income tax expense	$ (14,834)	$ (30,455)	$ 10,472